Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2015
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
NOTE 5	GOODWILL AND OTHER INTANGIBLE ASSETS

A summary of changes in goodwill during the years ended April 30, 2015 and 2014, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	U.S. Retail Pet Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2013	$1,720.3	$1,034.6	$—	$298.0	$3,052.9
Acquisitions	22.8	—	—	29.3	52.1
Other	—	(2.4)	—	(4.4)	(6.8)

Balance at April 30, 2014	$1,743.1	$1,032.2	$—	$322.9	$3,098.2
Acquisitions	(0.3)	47.9	2,810.3	60.9	2,918.8
Other	0.1	(2.5)	—	(4.8)	(7.2)

Balance at April 30, 2015	$1,742.9	$1,077.6	$2,810.3	$379.0	$6,009.8

The amounts classified as other represent foreign currency exchange for the years ended April 30, 2015 and 2014.

The following table summarizes our other intangible assets and related accumulated amortization and impairment charges, including foreign currency exchange.

	April 30, 2015			April 30, 2014
	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$3,733.9	$477.9	$3,256.0	$1,436.2	$392.6	$1,043.6
Patents and technology	169.0	74.8	94.2	164.5	61.9	102.6
Trademarks	328.0	47.6	280.4	70.0	36.5	33.5

Total intangible assets subject to amortization	$4,230.9	$600.3	$3,630.6	$1,670.7	$491.0	$1,179.7

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$3,338.0	$18.3	$3,319.7	$1,858.9	$14.3	$1,844.6

Total other intangible assets	$7,568.9	$618.6	$6,950.3	$3,529.6	$505.3	$3,024.3

Amortization expense for finite-lived intangible assets was $110.3, $98.7, and $96.6 in 2015, 2014, and 2013, respectively. The weighted-average useful lives of the customer and contractual relationships, patents and technology, and trademarks are 23 years, 13 years, and 15 years, respectively. The weighted-average useful life of total finite-lived intangible assets is 22 years. Based on the amount of intangible assets subject to amortization at April 30, 2015, including the amortization for Big Heart based on the preliminary purchase price allocation, the estimated amortization expense is $212.2 for 2016, $211.5 for 2017, $209.1 for 2018, $208.9 for 2019, and $207.4 for 2020.

We review goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2015. Goodwill impairment is tested at the reporting unit level. At February 1, 2015, we had six reporting units. No goodwill impairment was recognized as a result of the annual evaluation performed as of February 1, 2015. The estimated fair value of each reporting unit and material other indefinite-lived intangible asset was substantially in excess of its carrying value as of the annual test date. An immaterial nonrecurring fair value adjustment was recognized in 2015 and included in amortization on the Statement of Consolidated Income.